Share based payment arrangements - Options (Details) € in Thousands				12 Months Ended
	Nov. 23, 2022 EquityInstruments	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2022 EUR (€) EquityInstruments	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2021 EUR (€) EquityInstruments	Dec. 31, 2020 $ / shares	Dec. 31, 2020 EUR (€) EquityInstruments
Share based payment arrangements [line items]
Options outstanding, beginning balance (in shares)					353,400		353,400		353,400
Options outstanding, ending balance (in shares)					684,069		353,400		353,400
Options exercisable (in shares)				265,050		265,050
Options granted (in shares)					330,669
Weighted average exercise price of options outstanding, beginning balance (in dollars per share) | $ / shares				$ 14.46		$ 14.46		$ 14.46
Weighted average exercise price of options granted (in dollars per share) | $ / shares				3.04
Weighted average exercise price of options forfeited (in dollars per share) | $ / shares
Weighted average exercise price of options outstanding, ending balance (in dollars per share) | $ / shares				8.94		14.46		$ 14.46
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares				$ 14.46		$ 13.90
Expenses recognized in profit and loss | €					€ 65		€ 304		€ 671
Option Plan 2017
Share based payment arrangements [line items]
Options outstanding, ending balance (in shares)					353,400
Options exercisable (in shares)				265,050
Options granted (in shares)		93,000	279,000
Weighted-average contractual life					4 years 6 months		5 years 6 months
Expenses recognized in profit and loss | €					€ 49		€ 304		€ 671
Option Plan 2022
Share based payment arrangements [line items]
Options exercised (in shares)					0
Options outstanding, ending balance (in shares)					330,669
Options granted (in shares)	330,669
Weighted-average contractual life					9 years 10 months 24 days
Expenses recognized in profit and loss | €					€ 16